Subordinated liabilities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Currency Subordinated Liabilities [Abstract]
Real	R$ 0	R$ 9,885,607	R$ 519,230
Total	R$ 0	R$ 9,885,607	R$ 519,230
Average Interest Rate (%)
Real	0.00%	4.90%	7.50%
Total	0.00%	4.90%	7.50%